Expense Example {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-13 - Fidelity Advisor® Global Capital Appreciation Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Global Capital Appreciation Fund-Class A
Expense Example:
1 year	$ 685
3 years	919
5 years	1,172
10 years	1,892
Fidelity Advisor Global Capital Appreciation Fund-Class M
Expense Example:
1 year	489
3 years	781
5 years	1,094
10 years	1,982
Fidelity Advisor Global Capital Appreciation Fund-Class C
Expense Example:
1 year	295
3 years	603
5 years	1,037
10 years	2,043
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	$ 1,014